SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.0%

Communication Services – 1.6%
Diversified Telecommunication Services - 0.0%
Vonage Holdings [1]	33,094	$332,264

Entertainment - 0.1%
Global Eagle Entertainment [1]	110,000	78,034
Rosetta Stone [1,2]	40,000	874,000

		952,034

Interactive Media & Services - 0.1%
QuinStreet [1,2,3]	180,254	2,413,601

Media - 1.3%
comScore [1,2,3]	440,836	8,926,929
Gannett Company	43,817	461,831
Gray Television [1,2,3]	50,000	1,068,000
Liberty Latin America Cl. C [1,2,3]	246,300	4,790,535
Meredith Corporation [2,3]	42,800	2,365,128
New Media Investment Group	33,830	355,215
Pico Far East Holdings	2,612,400	1,061,606

		19,029,244

Wireless Telecommunication Services - 0.1%
Boingo Wireless [1,2,3]	50,000	1,164,000

Total		23,891,143

Consumer Discretionary – 9.1%
Auto Components - 1.1%
Cooper-Standard Holdings [1]	6,332	297,351
Dorman Products [1,2]	70,200	6,183,918
LCI Industries [2]	117,316	9,012,215
Standard Motor Products [2]	5,855	287,480

		15,780,964

Automobiles - 0.4%
Thor Industries [2]	100,430	6,263,819

Distributors - 0.8%
Core-Mark Holding [2,3]	126,092	4,681,796
LKQ Corporation [1,2]	162,300	4,606,074
Weyco Group [2]	97,992	3,033,832

		12,321,702

Diversified Consumer Services - 0.3%
American Public Education [1]	8,067	242,978
Collectors Universe [2,3]	71,100	1,245,672
Liberty Tax Cl. A [4]	151,573	1,499,057
Universal Technical Institute [1]	504,032	1,718,749

		4,706,456

Hotels, Restaurants & Leisure - 0.3%
Lindblad Expeditions Holdings [1,2,3]	207,600	3,165,900
Red Robin Gourmet Burgers [1]	9,576	275,885
Ruth’s Hospitality Group	10,939	279,929

		3,721,714

Household Durables - 0.8%
Cavco Industries [1,2,3]	14,700	1,727,691
Ethan Allen Interiors [2]	200,000	3,826,000
HG Holdings [1,4,5]	847,635	423,817
La-Z-Boy	11,943	394,000
Natuzzi ADR [1]	419,260	2,058,567
Purple Innovation [1]	271,977	1,261,973
Skyline Champion [2,3]	70,400	1,337,600

		11,029,648

Internet & Direct Marketing Retail - 0.7%
Etsy [1,2]	49,100	3,300,502
FTD Companies [1]	95,385	48,646
Shutterstock	8,118	378,542
Stamps.com [1]	44,700	3,639,027
Waitr Holdings [1,2,3]	128,250	1,576,193
zooplus [1]	9,200	1,048,523

		9,991,433

Leisure Products - 0.2%
Nautilus [1,2]	574,500	3,194,220
Sturm, Ruger & Co.	6,073	321,990

		3,516,210

Specialty Retail - 3.3%
Abercrombie & Fitch Cl. A	20,628	565,414
America’s Car-Mart [1,2,3]	120,000	10,960,800
AutoCanada	1,033,000	8,247,922
Barnes & Noble	47,000	255,210
Buckle (The)	24,553	459,632
Caleres	13,817	341,142
Camping World Holdings Cl. A [2,3]	618,613	8,604,907
Cato Corporation (The) Cl. A	23,389	350,367
Chico’s FAS	78,604	335,639
Children’s Place	25,000	2,432,000
Container Store Group (The) [1]	158,200	1,392,160
Destination Maternity [1]	557,967	1,216,368
Hibbett Sports [1]	16,495	376,251
Monro [2]	143,000	12,372,360
Signet Jewelers [2,3]	35,000	950,600
Vitamin Shoppe [1]	47,886	337,117

		49,197,889

Textiles, Apparel & Luxury Goods - 1.2%
Culp [2]	29,400	565,362
J.G. Boswell Company [4]	3,940	2,635,860
Movado Group	9,198	334,623
Steven Madden	11,604	392,679
Vera Bradley [1]	24,947	330,548
Wolverine World Wide [2]	362,200	12,941,406

		17,200,478

Total		133,730,313

Consumer Staples – 1.7%
Beverages - 0.1%
Compania Cervecerias Unidas ADR [2,3]	64,500	1,900,170

Food Products - 1.3%
Cal-Maine Foods [2]	52,607	2,347,850
Farmer Bros. [1,2,3]	54,700	1,094,547
Nomad Foods [1,2,3]	143,600	2,936,620
Seneca Foods Cl. A [1,2,3]	226,560	5,573,376
Seneca Foods Cl. B [1]	13,840	335,897
Tootsie Roll Industries [2]	170,494	6,349,197

		18,637,487

Household Products - 0.0%
WD-40 Company	1,760	298,214

Personal Products - 0.3%
Inter Parfums [2]	51,030	3,871,646

Total		24,707,517

Energy – 5.8%
Energy Equipment & Services - 4.5%
CARBO Ceramics [1]	78,000	273,000
Computer Modelling Group	1,220,650	5,617,538
Diamond Offshore Drilling [1,2]	214,000	2,244,860
Era Group [1]	660,693	7,624,397
Forum Energy Technologies [1]	249,431	1,274,592
Helmerich & Payne [2]	94,000	5,222,640
ION Geophysical [1]	71,880	1,037,947
Matrix Service [1]	13,939	272,926
Oil States International [1,2]	211,365	3,584,750
Pason Systems	584,080	8,522,887
ProPetro Holding [1]	16,560	373,262
SEACOR Holdings [1,2]	261,469	11,054,909
SEACOR Marine Holdings [1,2]	638,834	8,502,881
TGS-NOPEC Geophysical	358,970	9,793,175
Trican Well Service [1]	897,300	859,464
Unit Corporation [1]	15,000	213,600

		66,472,828

Oil, Gas & Consumable Fuels - 1.3%
Bonanza Creek Energy [1]	12,070	273,868
CONSOL Energy [1]	15,117	517,304
Dorchester Minerals L.P. [2]	279,148	5,097,243
Dorian LPG [1]	394,936	2,535,489
GeoPark [1,2,3]	53,200	919,828
Pryce Corporation	2,447,800	268,041
REX American Resources [1]	3,446	277,782
San Juan Basin Royalty Trust	212,272	1,139,901
World Fuel Services [2]	224,227	6,477,918
WPX Energy [1,2]	110,000	1,442,100

		18,949,474

Total		85,422,302

Financials – 16.7%
Banks - 2.9%
Bank of N.T. Butterfield & Son [2]	228,416	8,195,566
Canadian Western Bank	279,500	5,837,427
Customers Bancorp [1]	15,237	278,989
Farmers & Merchants Bank of Long Beach [4]	1,080	8,856,000
Fauquier Bankshares [2]	160,800	3,140,424
First Citizens BancShares Cl. A	14,676	5,976,067
Franklin Financial Network	7,887	228,802
Great Western Bancorp	12,531	395,854
Hanmi Financial	15,376	327,048
Preferred Bank	6,183	278,049
Simmons First National Cl. A	16,529	404,630
Webster Financial [2]	182,700	9,257,409

		43,176,265

Capital Markets - 7.6%
Ares Management Cl. A [2]	669,100	15,529,811
Artisan Partners Asset Management Cl. A [2]	272,700	6,863,859
ASA Gold and Precious Metals	249,821	2,560,665
Ashmore Group	1,218,600	6,780,370
Associated Capital Group Cl. A [2]	20,200	799,112
Bolsa Mexicana de Valores	1,723,106	3,577,552
Cowen [1,2,3]	62,706	908,610
Edmond de Rothschild (Suisse)	153	2,704,293
Focus Financial Partners Cl. A [1,2,3]	50,000	1,782,000
Houlihan Lokey Cl. A [2,3]	50,300	2,306,255
Jupiter Fund Management	230,000	1,083,820
Lazard Cl. A [2]	162,535	5,874,015
Manning & Napier Cl. A	395,692	830,953
MarketAxess Holdings	51,600	12,697,728
Morningstar [2]	84,600	10,658,754
MVC Capital	195,688	1,774,890
Qalaa Holdings [1]	7,749,921	1,802,203
Rothschild & Co	65,293	2,076,423
SEI Investments [2]	148,500	7,759,125
Sprott	2,564,800	5,815,351
TMX Group	40,700	2,621,356
U.S. Global Investors Cl. A	520,551	567,401
Value Partners Group	5,453,000	4,237,390
Virtu Financial Cl. A [2]	389,600	9,253,000
Waddell & Reed Financial Cl. A	27,646	477,999
Westwood Holdings Group [2,3]	38,850	1,370,240

		112,713,175

Diversified Financial Services - 0.1%
First Pacific	1,020,000	371,620
Waterloo Investment Holdings [1,6]	2,972,000	891,600

		1,263,220

Insurance - 4.1%
Ambac Financial Group [1]	17,712	320,941
American Equity Investment Life Holding	19,993	540,211
eHealth [1]	20,700	1,290,438
E-L Financial	22,500	13,568,695
Employers Holdings	8,957	359,265
Erie Indemnity Cl. A	25,000	4,463,000
Independence Holding Company [2,3]	251,812	8,876,373
MBIA [1]	942,400	8,971,648
ProAssurance Corporation [2]	398,657	13,797,519
RLI Corp. [2,3]	49,000	3,515,750
Trupanion [1,2,3]	112,700	3,689,798
Universal Insurance Holdings	10,492	325,252

		59,718,890

Investment Companies - 0.6%
RIT Capital Partners	41,000	1,121,409
Social Capital Hedosophia Holdings Cl. A [1]	819,918	8,354,965

		9,476,374

Thrifts & Mortgage Finance - 1.4%
Axos Financial [1,2,3]	187,927	5,442,366
Dime Community Bancshares	16,509	309,214
Genworth MI Canada	206,895	6,268,701
HomeStreet [1]	10,661	280,917
Meta Financial Group	14,661	288,528
Timberland Bancorp [2]	288,857	8,082,219
Vestin Realty Mortgage II [1,4]	34	25,840

		20,697,785

Total		247,045,709

Health Care – 5.4%
Biotechnology - 0.7%
AMAG Pharmaceuticals [1,2]	86,932	1,119,684
Anika Therapeutics [1]	6,414	193,959
Eagle Pharmaceuticals [1]	5,338	269,516
Emergent BioSolutions [1]	5,634	284,630
Sangamo Therapeutics [1,2,3]	65,815	627,875
Zealand Pharma [1]	408,857	7,298,166

		9,793,830

Health Care Equipment & Supplies - 2.4%
AtriCure [1]	45,000	1,205,550
Atrion Corporation	15,750	13,839,210
CryoLife [1]	44,400	1,295,148
Integer Holdings [1,2]	42,400	3,197,808
Masimo Corporation [1,2]	50,000	6,914,000
Merit Medical Systems [1,2]	39,700	2,454,651
Neogen Corporation [1,2,3]	22,400	1,285,536
Surmodics [1,2]	138,500	6,021,980

		36,213,883

Health Care Providers & Services - 0.2%
Community Health Systems [1]	790,000	2,946,700
CorVel Corporation [1]	3,878	253,001
Tivity Health [1]	13,516	237,341
U.S. Physical Therapy	2,624	275,599

		3,712,641

Health Care Technology - 0.9%
Medidata Solutions [1,2]	186,750	13,677,570

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories Cl. A [1]	34,198	10,453,644
Bio-Techne [2,3]	18,343	3,642,003

		14,095,647

Pharmaceuticals - 0.2%
Alimera Sciences [1]	571,275	605,551
Corcept Therapeutics [1]	20,132	236,350
Innoviva [1]	17,516	245,749
Lannett Company [1]	39,464	310,582
Supernus Pharmaceuticals [1]	7,902	276,886
Theravance Biopharma [1,2,3]	34,291	777,377

		2,452,495

Total		79,946,066

Industrials – 27.4%
Aerospace & Defense - 3.9%
Aerojet Rocketdyne Holdings [1]	9,841	349,651
Ducommun [1,2,3]	117,200	5,100,544
HEICO Corporation [2]	260,346	24,699,025
HEICO Corporation Cl. A [2,3]	157,827	13,266,938
Hexcel Corporation [2]	54,800	3,789,968
Magellan Aerospace	96,800	1,286,465
National Presto Industries	2,912	316,098
Wesco Aircraft Holdings [1]	935,364	8,221,849

		57,030,538

Air Freight & Logistics - 0.8%
Forward Air [2]	176,440	11,420,961

Building Products - 0.4%
Apogee Enterprises	9,941	372,688
Burnham Holdings Cl. B [4]	36,000	529,200
Insteel Industries	13,233	276,834
Patrick Industries [1,2]	7,238	328,026
Quanex Building Products	19,267	306,153
Simpson Manufacturing [2]	73,193	4,338,149

		6,151,050

Commercial Services & Supplies - 1.6%
CECO Environmental [1]	20,576	148,147
CompX International Cl. A [2]	211,100	3,088,393
Heritage-Crystal Clean [1,2,3]	100,106	2,747,910
Kimball International Cl. B [2]	286,180	4,046,585
Mobile Mini [2,3]	105,000	3,563,700
PICO Holdings [1]	409,400	4,053,060
Ritchie Bros. Auctioneers [2]	62,900	2,138,600
Tetra Tech	7,437	443,171
UniFirst Corporation	26,270	4,032,445

		24,262,011

Construction & Engineering - 3.2%
Arcosa [2]	50,000	1,527,500
Comfort Systems USA	7,091	371,497
IES Holdings [1,2,3]	594,244	10,559,716
Infrastructure and Energy Alternatives [1]	600,000	3,144,000
Jacobs Engineering Group [2]	169,900	12,774,781
KBR [2]	337,400	6,440,966
MYR Group [1]	8,524	295,186
Sterling Construction [1,2,3]	122,300	1,531,196
Valmont Industries [2]	62,745	8,163,125
Williams Industrial Services Group [1,4]	631,820	1,484,777

		46,292,744

Electrical Equipment - 0.6%
LSI Industries	814,857	2,143,074
Powell Industries [2]	94,500	2,508,975
Preformed Line Products [2]	91,600	4,863,044

		9,515,093

Industrial Conglomerates - 0.7%
Raven Industries [2]	271,725	10,426,088

Machinery - 9.7%
CIRCOR International [1,2]	373,687	12,182,196
Colfax Corporation [1,2]	378,642	11,238,095
Franklin Electric [2,3]	299,700	15,311,673
Hillenbrand	10,395	431,704
John Bean Technologies [2]	108,226	9,944,887
Kadant [2]	114,159	10,041,426
Kennametal [2,3]	152,100	5,589,675
Lincoln Electric Holdings [2]	136,160	11,419,739
Lindsay Corporation [2,3]	110,000	10,646,900
NN	308,700	2,312,163
Nordson Corporation [2,3]	24,296	3,219,706
Proto Labs [1]	10,000	1,051,400
RBC Bearings [1]	104,100	13,238,397
Standex International	4,002	293,747
Sun Hydraulics [2]	288,418	13,414,321
Tennant Company [2]	111,900	6,947,871
Titan International	173,100	1,033,407
Wabash National	25,869	350,525
Watts Water Technologies Cl. A [2]	61,000	4,930,020
Woodward [2,3]	104,600	9,925,494

		143,523,346

Marine - 2.4%
Clarkson	471,100	14,572,621
Eagle Bulk Shipping [1]	320,478	1,490,223
Kirby Corporation [1,2,3]	255,400	19,183,094

		35,245,938

Professional Services - 1.1%
Exponent [2]	100,000	5,772,000
FTI Consulting [1]	5,549	426,274
Heidrick & Struggles International	8,168	313,080
ManpowerGroup [2]	107,200	8,864,368
Navigant Consulting	14,139	275,286
TrueBlue [1,2,3]	56,245	1,329,632

		16,980,640

Road & Rail - 1.4%
ArcBest Corporation	10,690	329,145
Landstar System [2]	120,060	13,133,363
Patriot Transportation Holding [1,2]	139,100	2,615,080
Saia [1,2,3]	40,000	2,444,000
Universal Logistics Holdings [2]	78,916	1,553,067

		20,074,655

Trading Companies & Distributors - 1.6%
Air Lease Cl. A [2]	426,200	14,639,970
Houston Wire & Cable [1,5]	877,363	5,553,708
SiteOne Landscape Supply [1,2]	25,000	1,428,750
Watsco [2,3]	17,700	2,534,817

		24,157,245

Total		405,080,309

Information Technology – 17.6%
Communications Equipment - 0.2%
ADTRAN [2,3]	214,973	2,945,130

Electronic Equipment, Instruments & Components - 9.0%
Anixter International [1,2]	63,795	3,579,537
Cognex Corporation [2,3]	350,600	17,831,516
Coherent [1]	85,800	12,159,576
Fabrinet [1,2,3]	163,239	8,547,194
FARO Technologies [1,2]	179,437	7,879,079
FLIR Systems [2]	636,637	30,291,189
Insight Enterprises [1]	8,520	469,111
IPG Photonics [1]	51,100	7,755,958
Littelfuse	32,800	5,985,344
Methode Electronics	12,713	365,880
National Instruments [2]	261,850	11,615,666
nLIGHT [1,2]	282,200	6,287,416
Perceptron [1]	357,700	2,682,750
Plexus Corporation [1,2]	37,193	2,266,913
Richardson Electronics	573,732	3,889,903
Rogers Corporation [1,2,3]	32,366	5,142,310
TTM Technologies [1,2]	496,400	5,822,772

		132,572,114

IT Services - 0.7%
CSG Systems International	9,042	382,476
Hackett Group (The) [2]	417,266	6,592,803
NIC	20,909	357,335
Perficient [1]	10,471	286,801
TTEC Holdings	10,364	375,488
Unisys Corporation [1,2]	160,000	1,867,200

		9,862,103

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries [1,2]	68,080	3,382,214
Brooks Automation [2,3]	452,500	13,271,825
Cabot Microelectronics [2]	60,711	6,797,204
Cirrus Logic [1,2,3]	295,000	12,410,650
Cohu	16,374	241,516
Diodes [1,2]	257,350	8,930,045
Entegris [2]	238,000	8,494,220
Ichor Holdings [1]	12,997	293,472
Kulicke & Soffa Industries [2]	81,781	1,808,178
MKS Instruments [2,3]	188,439	17,534,249
Nanometrics [1]	8,524	263,221
Nova Measuring Instruments [1,2,3]	39,500	994,610
Photronics [1]	183,700	1,735,965
Rambus [1]	34,819	363,859
Rudolph Technologies [1]	11,564	263,659
Silicon Motion Technology ADR [2,3]	25,000	991,000
SolarEdge Technologies [1]	7,790	293,527
Xperi Corporation [2,3]	77,122	1,804,655

		79,874,069

Software - 2.1%
Descartes Systems Group (The) [1,2,3]	82,700	3,008,626
Ebix	5,964	294,443
j2 Global [2,3]	48,020	4,158,532
Manhattan Associates [1,2]	125,000	6,888,750
Monotype Imaging Holdings [2]	117,700	2,341,053
Progress Software	7,648	339,342
RealNetworks [1]	109,950	341,945
Solium Capital [1]	187,400	2,675,640
Support.com [1]	216,766	489,891
TiVo	195,866	1,825,471
Upland Software [1]	85,800	3,634,488
Workiva Cl. A [1,2,3]	100,000	5,070,000

		31,068,181

Technology Hardware, Storage & Peripherals - 0.2%
Cray [1,2]	132,000	3,438,600

Total		259,760,197

Materials – 11.4%
Chemicals - 5.4%
Chase Corporation [2,3]	98,559	9,120,650
Element Solutions [1,2]	530,000	5,353,000
FutureFuel Corporation	21,022	281,695
Hawkins [2]	92,706	3,414,362
Ingevity Corporation [1,2,3]	18,100	1,911,541
Innospec [2]	86,083	7,175,018
Minerals Technologies [2]	363,332	21,360,288
NewMarket Corporation	11,100	4,812,516
Quaker Chemical	127,169	25,475,766
Stepan Company	4,468	391,039
Tredegar Corporation	18,869	304,546

		79,600,421

Construction Materials - 0.3%
Imerys	90,000	4,486,552

Containers & Packaging - 0.2%
Mayr-Melnhof Karton	24,220	3,037,471

Metals & Mining - 4.6%
Alamos Gold Cl. A	1,881,300	9,544,816
Ferroglobe (Warranty Insurance Trust) [1,6]	49,300	0
Franco-Nevada [2]	122,300	9,178,615
Gold Fields ADR	370,000	1,380,100
Haynes International [2]	113,900	3,739,337
Hecla Mining	321,300	738,990
IAMGOLD Corporation [1]	600,000	2,082,000
Lundin Mining	640,000	2,969,282
MAG Silver [1]	198,900	2,120,274
Major Drilling Group International [1]	1,382,357	4,644,579
Materion Corporation	6,055	345,498
Pan American Silver	124,627	1,651,308
Pan American Silver (Rights) [1,6]	646,000	0
Pretium Resources [1]	101,000	863,112
Reliance Steel & Aluminum [2]	189,820	17,133,153
Royal Gold [2]	16,600	1,509,438
Synalloy Corporation [2]	178,800	2,717,760
VanEck Vectors Junior Gold Miners ETF	83,000	2,633,590
Worthington Industries [2]	133,200	4,971,024

		68,222,876

Paper & Forest Products - 0.9%
Boise Cascade	15,563	416,466
Neenah [2,3]	16,700	1,074,812
Schweitzer-Mauduit International	11,865	459,413
Stella-Jones	347,138	11,731,022

		13,681,713

Total		169,029,033

Real Estate – 4.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT [1,6]	15,000	198,000

Real Estate Management & Development - 4.1%
Dundee Corporation Cl. A [1]	1,079,900	929,311
FirstService Corporation	184,600	16,492,164
FRP Holdings [1,2]	188,558	8,969,704
Kennedy-Wilson Holdings [2]	587,700	12,570,903
Marcus & Millichap [1,2]	192,449	7,838,448
RMR Group (The) Cl. A [2,3]	45,600	2,780,688
St. Joe Company (The) [1,2]	197,000	3,248,530
Tejon Ranch [1,2]	478,479	8,421,231

		61,250,979

Total		61,448,979

Utilities – 0.2%
Gas Utilities - 0.2%
UGI Corporation [2]	39,100	2,166,922

Multi-Utilities - 0.0%
Avista Corporation	11,016	447,470

Total		2,614,392

TOTAL COMMON STOCKS
(Cost $1,219,306,196)		1,492,675,960

WARRANTS – 0.0%
Consumer Discretionary – 0.0%
Household Durables - 0.0%
Purple Innovation (Warrants) [1,4]	750,000	142,500

Total		142,500

Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [1]	625,000	280,750

Total		280,750

Information Technology – 0.0%
Electronic Equipment, Instruments & Components - 0.0%
eMagin Corporation (Warrants) [1,6]	50,000	0

Total		0

TOTAL WARRANTS
(Cost $932,126)		423,250

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $48,255,011 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $49,222,796)
(Cost $48,253,000)		48,253,000

TOTAL INVESTMENTS – 104.3%
(Cost $1,268,491,322)		1,541,352,210

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.3)%		(63,721,353)

NET ASSETS – 100.0%		$1,477,630,857

ADR – American Depository Receipt

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2019. Total market value of pledged securities at March 31, 2019, was $153,310,327.

[3]	At March 31, 2019, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $67,160,403.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
At March 31, 2019, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[6]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,269,358,099. At March 31, 2019, net unrealized appreciation for all securities was $271,994,111, consisting of aggregate gross unrealized appreciation of $408,468,145 and aggregate gross unrealized depreciation of $136,474,034. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,476,131,808	$15,454,552	$1,089,600	$1,492,675,960
Warrants	280,750	142,500	0	423,250
Repurchase Agreement	–	48,253,000	–	48,253,000

Level 3 Reconciliation:

	Balance as of			Realized	Unrealized	Balance as of
	12/31/18	Purchases	Sales	Gain (Loss)	Gain (Loss)	3/31/19

Common Stocks	$1,100,250	$186,694	$10,650	$ –	$(186,694)	$1,089,600
Warrants	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to
					Valuation
	Fair Value at		Unobservable	Range	From an Increase
	3/31/19	Valuation Technique(s)	Input(s)	Average	in Input[1]

		Discounted Present Value	Liquidity
Waterloo Investment Holdings	$891,600	Balance Sheet Analysis	Discount	30%-40%	Decrease
		Guidance from Options Clearing Authorities	Liquidity
New York REIT	198,000	Balance Sheet Analysis	Discount	20%-30%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2019 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2019, the Fund has outstanding borrowings of $70,000,000. During the period ended March 31, 2019, the Fund borrowed an average daily balance of $69,722,222. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 179-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund held the following positions in shares of such companies at March 31, 2019:

						Change in Net
						Unrealized
	Shares	Market Value	Costs of	Proceeds	Realized	Appreciation	Dividend	Shares	Market Value
Affiliated Company	12/31/18	12/31/18	Purchases	from Sales	Gain (Loss)	(Depreciation)	Income	3/31/19	3/31/19

HG Holdings	912,235	$392,261	$–	$34,070	$(137,120)	$202,746	$–	847,635	$423,817
Houston Wire & Cable	877,363	4,439,457	–	–	–	1,114,251	–	877,363	5,553,708
		$4,831,718			$(137,120)	$1,316,997	$–		$5,977,525

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).